UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 2549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Fund, Inc.

8080 N. Central Expressway, Suite 210, LB-59

Dallas, Texas

75206-1857

(Address of Principal Executive Offices)

(Zip Code)

Russell G. Cleveland

8080 N. Central Expressway, Suite 210, LB-59

Dallas, Texas 75206-1857

(Name and Address of Agent for Service)

Registrant’s telephone number: 214-891-8294

Date of Fiscal Year-End: 12/31/2015

Date of reporting period: 07/01/2015 – 06/30/2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CRR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

Item 1: Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RENN Fund, Inc.

By:	/s/ Russell Cleveland
Title:	President, CEO, and Director
Date:	October 31, 2016

IDI, Inc.
Ticker:	IDI	Cusip #:	44938L108
Meeting Date:	06/01/2016	Meeting Type:	Annual
Record Date:	05/06/2016

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Election of Directors:
1.1	Michael Brauser	Management	Yes	For	For
1.2	Dr. Phillip Frost	Management	Yes	For	For
1.3	Derek Dubner	Management	Yes	For	For
1.4	Ryan Schulke	Management	Yes	For	For
1.5	Peter Benz	Management	Yes	For	For
1.6	Robert N. Fried	Management	Yes	For	For
1.7	Donald Mathis	Management	Yes	For	For
1.8	Steven D. Rubin	Management	Yes	For	For
1.9	Robert Swayman	Management	Yes	For	For
2.0	To approve an amendment to the IDI, Inc 2015 Stock Incentive Plan (“2015 Plan”) to increase the number of shares available for issuance under the 2015 Plan and ratify awards made under the 2015 Plan.	Management	Yes	For	For
3.0	To approve an award of restricted stock units to our Executive Chairman.	Management	Yes	For	For
4.0	To approve an award of restricted stock units to our Vice Chairman.	Management	Yes	For	For
5.0	Advisory approval of IDI’s 2015 executive compensation.	Management	Yes	For	For

APIVIO Systems, Inc.
Ticker:	APV CN	Cusip #:	03765B104
Meeting Date:	05/19/2016	Meeting Type:	Annual
Record Date:	05/03/2016

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	To Set the Number of directors at six.	Management	Yes	For	For
2.0	Election of Directors:
2.1	Rob Bakshi	Management	Yes	For	For
2.2	Jason Donville	Management	Yes	For	For
2.3	Tim Howley	Management	Yes	For	For
2.4	Rob Mcjunkin	Management	Yes	For	For
2.5	David Shaw	Management	Yes	For	For

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
2.6	Walter Andri	Management	Yes	For	For
3.0	Appointment of KPMG LLP as auditors of the company for the ensuing year and authorizing the directors to fix their remuneration.	Management	Yes	For	For
4.0	To approve a special resolution amending the articles of Apivio Systems Inc. to amend the quorum of meetings of shareholders of Apivio Systems, Inc.	Management	Yes	For	For

Charles & Colvard, Ltd.
Ticker:	CTHR	Cusip #:	159765106
Meeting Date:	05/15/2016	Meeting Type:	Annual
Record Date:	03/31/2016

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Election of Directors:
1.1	Anne M. Butler	Management	Yes	For	For
1.2	Neal I. Goldman	Management	Yes	For	For
1.3	Jaqui Lividini	Management	Yes	For	For
1.4	Suzanne T. Miglucci	Management	Yes	For	For
1.5	Ollin B. Sykes	Management	Yes	For	For
2.0	Proposal to approve an amendment to the Charles & Colvard, Let. 2008 stock incentive plan to increase the number of shares authorized for issuance under the plan by 1,500,000 shares	Management	Yes	For	For
3.0	Proposal to re-approve the material terms of the performance goals included in the Charles & Colvard, Ltd 2008 Stock Incentive Plan.	Management	Yes	For	For
4.0	Proposal to ratify the appointment of BDO USA, LLP as the company’s independent registered public accounting firm for the year ending December 31, 2016	Management	Yes	For	For
5.0	Proposal to vote, on an advisory (nonbinding) basis, to approve executive compensation	Management	Yes	For	For

Bovie Medical Corporation
Ticker:	BVX	Security ID:	10211F100
Meeting Date:	July 16, 2015	Meeting Type:	Annual
Record Date:	May 29, 2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Director
1.1	Andrew Makrides	Management	Yes	For	For
1.2	Robert L. Gershon	Management	Yes	For	For
1.3	J. Robert Saron	Management	Yes	For	For
1.4	Michael Geraghty	Management	Yes	For	For
1.5	Charles T. Orsatti	Management	Yes	For	For
1.6	Lawrence J. Waldman	Management	Yes	For	For
1.7	John C. Andres	Management	Yes	For	For
2.0	The approval of the 2015 share incentive plan.	Management	Yes	For	For
3.0	The ratification of Frazier & Deeter, LLC as the Company’s independent public accountants for the year ending December 31, 2015.	Management	Yes	For	For
4.0	The approval of a non-binding advisory proposal approving a resolution supporting the compensation of named executive officers.	Management	Yes	For	For

Points International Ltd
Ticker:	PCOM	Cusip #:	730843208
Meeting Date:	05/05/2016	Meeting Type:	Annual and Special
Record Date:	03/31/16

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Director
1.1	Bernay Box	Management	Yes	For	For
1.2	Christopher Barnard	Management	Yes	For	For
1.3	Michael Beckerman	Management	Yes	For	For
1.4	Douglas Carty	Management	Yes	For	For
1.5	Bruce Croxon	Management	Yes	For	For
1.6	Robert Maclean	Management	Yes	For	For
1.7	John Thompson	Management	Yes	For	For
1.8	David Adams	Management	Yes	For	For
1.9	Craig Miller	Management	Yes	For	For

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
2.0	The appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.	Management	Yes	For	For
3.0	Special resolution amending articles of incorporation and authorizing determination of the number of directors, the full text of which is set out in the management information circular of the corporation dated March 2, 2016 (The “Amendment Resolution”).	Management	Yes	For	For
4.0	Ordinary resolution confirming by-law No. 4 of the corporation for advance notice requirement, the full text of which is set out in the management information circular of the corporation dated March 2, 2016 (The "Advance Notice By-Law Resolution”).	Management	Yes	For	For
5.0	Ordinary resolution adopting new stock option plan, the full text of which is set out in the management information circular of the corporation dated March 2, 2016 (The “Option Plan Resolution”).	Management	Yes	For	For

iSatori, Inc
Ticker:	IFIT	Cusip #:	464260108
Meeting Date:	9/29/2015	Meeting Type:	Special
Record Date:	8/13/2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	To adopt the Agreement and Plan of Merger, dated as of May 18, 2015 (as it may be amended from time to time, the “merger agreement”), by and between FitLife Brands, Inc. (“FitLife”), ISFL Merger Sub, Inc. (“Merger Sub”), and iSatori, Inc. (“iSatori”) and the transactions contemplated thereby, pursuant to which Merger Sub will merge with and into iSatori, with iSatori as the surviving corporation and a wholly-owned subsidiary of FitLife (the “merger”) and to approve the merger	Management	Yes	For	For

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
2.0	To approve on an advisory (non-binding) basis the compensation that may be paid or become payable to iSatori’s named executive officers that is based on or otherwise related to the proposed merger.	Management	Yes	For	For
3.0	To approve the adjournment of the iSatori special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement and approve the merger.	Management	Yes	For	For